Related Party Transactions (Details Narrative)	Mar. 31, 2015	Oct. 10, 2013
Ownership percentage	80.00%
Instacash (Pty) Ltd and Instacash Trust [Member]
Ownership percentage	80.00%	80.00%
Vincent Appo [Member]
Ownership percentage	10.00%
Hancore Pty Ltd [Member]
Ownership percentage	100.00%